Segment Information (Details)	Dec. 31, 2011 Property Store	Dec. 31, 2010 Store Property	Dec. 31, 2009 Store Property
Company's combined shopping and office properties portfolios
Shopping centers owned	432	478	567
Office properties owned	5	6	6
Unconsolidated Joint Ventures [Member]
Company's combined shopping and office properties portfolios
Shopping centers owned	177	189	223
Consolidated Joint Ventures [Member]
Company's combined shopping and office properties portfolios
Shopping centers owned	2	3	34
States [Member]
Company's combined shopping and office properties portfolios
Shopping centers owned	38	39	43
Office properties owned	3	4	4